Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Trade creditors	$ 3,568	$ 5,207
Accounts payable to Board Members	826	353
Accounts payable to other related parties	104	70
Accounts payable to underwriters, promoters, and employees	4,200	3,918
Other accounts payable	4,165	3,853
Total accounts payable	$ 12,863	$ 13,401